Operating segments (Details Narrative)	6 Months Ended
	Jun. 30, 2026 CNY (¥) Segment	Jun. 30, 2025 CNY (¥)
Segment Reporting [Abstract]
Number of operating segment	1
Number of reportable segment	1
Segment reporting description	The measure of segment profit or loss reviewed by the CODM is consolidated net income/(loss). The CODM uses this measure, together with consolidated revenue and expense information regularly provided to the CODM, to assess segment performance, allocate resources, evaluate the Group’s profitability and monitor budget versus actual results.
Other segment net expenses | ¥	¥ 85,361,000	¥ 21,906,000